Accounting Policies and Basis for Preparation	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [abstract]
Accounting Policies and Basis for Preparation

NOTE 1. ACCOUNTING POLICIES AND BASIS FOR PREPARATION
Grupo Financiero Galicia S.A. (hereinafter, “the Company”, and jointly with its subsidiaries, “the Group”) is a financial services holding company incorporated on September 14, 1999, under the laws of Argentina. The Company’s main asset is its interest in Banco de Galicia y Buenos Aires S.A.U. (hereinafter, “Banco Galicia” or “the Bank”) which is a private bank offering a wide range of financial services, both to individuals and companies. Likewise, the Company has a controlling interest in: Tarjetas Regionales S.A. (hereinafter, “Naranja X”), which maintains investments related to the issuance of credit cards and services for managing personal and commercial finance; Sudamericana Holding S.A., a company engaged in the insurance business; Galicia Asset Management S.A.U., a mutual fund management company; Galicia Warrants S.A., a warrant issuing company; IGAM LLC, a company engaged in assets management; Galicia Securities S.A.U. a settlement and compensation agent and Trading Agent – Own Portfolio; Agri Tech Investments LLC, a company that seeks to provide a digital ecosystem that optimizes agricultural management in a practical and integrated way; Galicia Investments LLC and Galicia Ventures LP, companies dedicated to facilitating investment initiatives within the Open Innovation and Corporate Venturing program; and Galicia Holdings US Inc., parent company of Galicia Capital US LLC, a company dedicated to reaching new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
As a result of the acquisition of the HSBC Argentina Holdings S.A. and subsidiaries, the Group also controls, directly and indirectly, GGAL Holdings S.A., Banco GGAL S.A., GGAL Participaciones S.A.U., GGAL Asset Management S.A. S.G.F.C.I., GGAL Seguros S.A. and GGAL Seguros de Retiro S.A.
These consolidated financial statements were approved and authorized for publication through Minutes of Board of Directors’ Meeting No. 738 dated April 25, 2025.
1.1.    BASIS FOR PREPARATION
These consolidated financial statements have been prepared in accordance and in compliance with IFRS Accounting Standards ("IFRS") issued by the International Accounting Standards Board ("IASB") and the interpretations issued by the International Financial Reporting Interpretation Committee (IFRIC). All the IFRSs in force as of the date of preparation of these consolidated financial statements have been applied.
In Argentina, the Group is subject to the provisions of Article 2, Section I, Chapter I of Title IV: Periodic Information Regime of the National Securities Commission (CNV) regulations and it is required to present its financial statements in accordance with the valuation and disclosure criteria set forth by the Argentine Central Bank.
The Group has presented its local financial statements under rules of the Argentine Central Bank on February 28, 2025, those rules are based on IFRS Accounting Standards, with certain exceptions. Shareholders’ equity under the rules of the Argentine Central Bank is presented in Note 52.8.
Management believes that these consolidated financial statements fairly present the Group’s financial position, financial performance and cash flows, in accordance with IFRS.
The preparation of the consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Groups´ accounting policies.
The areas involving a greater degree of judgment or complexity, or areas where assumptions and estimates are significant for the consolidated financial statements are disclosed in Note 2.
(a)    Going Concern
As of the date of these consolidated financial statements, there are no uncertainties related to events or conditions that may cast significant doubt upon the Group´s ability to continue as a going concern.
(b)    Measurement Unit
IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be restated in terms of the current measurement unit as of the reporting period-end, irrespective of whether they are based on the historical cost or the current cost method. Accordingly, in general terms, non-monetary items should be adjusted for inflation occurring since the acquisition date or since the revaluation date, as the case may be. These requirements are also applicable to the comparative information reported in the financial statements. According to IAS 29, monetary assets and liabilities are not required to be restated, for they are stated in the measurement unit as of the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements will be adjusted on the basis of such agreements. Non-monetary items measured at their fair values at the end of the reporting period, such as net realizable value or otherwise, will not be restated. The other non-monetary assets and liabilities will be restated by applying a general price index. The income (loss) from the net monetary position will be charged to net income for the reporting period in a separate item.
In order to conclude whether a given economy qualifies as hyperinflationary pursuant to the terms of IAS 29, the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
The Group has applied IAS 29, Financial Reporting in hyperinflationary Economy, in preparing these consolidated financial statements for all years presented.
These consolidated financial statements are based on a historical cost.
(c)    New Accounting Standards, amendments and interpretations issued by the IASB and adopted by the Group.
The Group has applied the following standards for the first time as of January 1, 2024:

Amendments to IAS 1 - Presentation of Financial Statements on the Classification of Liabilities.
Item
The amendments to IAS 1 clarify that liabilities will be classified as current or non-current depending on the rights that exist at the end of the reporting period. This classification is not affected by the entity's expectations or events that occurred after the reporting date, it also clarifies what IAS 1 refers to when it refers to the “settlement” of a liability.

Publication date	November 2022.
Effective date	As of January 2024.
Impact	The application of this standard did not have a significant impact on the Group's financial statements.

Amendments to IFRS 16 - Leaseback.
Item
These amendments include requirements for leaseback transactions in IFRS 16 in order to explain how an entity accounts for a leaseback after the transaction date. Leaseback transactions where some or all of the lease payments are variable payments that do not depend on an index or rate are likely to be affected.

Publication date	September 2022.
Effective date	As of January 2024.
Impact	The application of this standard did not have a significant impact on the Group's financial statements.

Amendments to IAS 7 and IFRS 7 - Disclosures about Supplier Financing Arrangements (SFAs)
Item
These amendments include specific disclosures about vendor financing arrangements (SFAs) in order to assess how they affect an entity's liabilities, cash flows, and liquidity risk. As well as to increase the transparency of these agreements.

Publication date	May 2023.
Effective date	As of January 2024.
Impact	The application of this standard did not have a significant impact on the Group's financial statements.
(d)    New accounting standards and amendments issued by the IASB that have not been adopted by the Group
The new standards, amendments and interpretations published are detailed below; however, they have not yet come into force for fiscal years commenced January 1, 2024, and have not been early adopted by the Group:

Amendments to IAS 21 - Lack of Exchangeability
Item	The amendment provides guidance for entities to apply a consistent approach to the assessment of whether a currency is convertible at the measurement date and for a specific purpose, and if not, the determination of the exchange rate to be used for measurement purposes and the disclosures to be provided in their financial statements. A currency is convertible when there is the possibility of exchanging it for another currency, with normal administrative delays, and the transaction occurs through markets or exchange mechanisms that create enforceable rights and obligations.
Publication date	August 2023.
Effective date	As of January 2025.
Impact	It is estimated that the application of this standard will not have a significant impact on the Group's financial statements.

Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7
Item
The IASB issued targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments: (a) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; (b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion.

Publication date	May 2024.
Effective date	As of January 2026.
Impact	It is estimated that the application of this standard will not have a significant impact on the Group's financial statements.

IFRS 18, ‘Presentation and Disclosure in Financial Statements’
Item
This is the new standard on presentation and disclosure in financial statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to: (i) the structure of the statement of profit or loss with defined subtotals; (ii) requirement to determine the most useful structure summary for presenting expenses in the statement of profit or loss (iii) required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and (iv) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

Publication date	April 2024.
Effective date	As of January 2027, its early application is allowed.
Impact	The Group is currently assessing the impacts of applying the new standard on the Group’s consolidated financial statements.

IFRS 19, ‘Subsidiaries without Public Accountability: Disclosures’
Item
This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements; and it applies instead the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries. A subsidiary is eligible if: (i) it does not have public accountability; and (ii) it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

Publication date	May 2024.
Effective date	As of January 2027, its early application is allowed.
Impact	The Group is currently assessing the impacts of applying the new standard on the Group’s consolidated financial statements.
There are no other IFRS or IFRIC interpretations that are not effective and that are expected to have a significant impact on the Group.
1.2.    CONSOLIDATION
Subsidiaries are those entities, including structured entities, where the Group is in control because (i) it has the power to direct relevant activities of the investee, which significantly affect its returns; (ii) it has exposure, or rights, to variable returns for its interest in the investee; and (iii) it has the ability to use its power over the investee to affect the amount of the investor’s returns. The existence and effect of the substantive rights, including potential voting rights, are considered when evaluating whether the Group has control over another entity. For a right to be substantive, the holder must have the practical ability to exercise it whenever necessary to make decisions on the direction of the relevant activities of the entity. The Group may be in control of an entity even when possessing less than the majority of the voting rights.
Likewise, the protective rights of other investors, such as those related to substantive changes in the activities of the investee or applied only in exceptional circumstances, do not prevent the Group from having control over an investee. The subsidiaries are consolidated from the date the control is transferred to the Group, and they cease to be consolidated as of the date on which the control ceases.
The subsidiaries which have been consolidated in these Consolidated Financial Statements are detailed in Note 15.
For the purpose of consolidating its financial statements, the Group used the subsidiaries’ financial statements for the year ended December 31, 2024. The accounting policies applied by Sudamericana Holding SA., GGAL Seguros S.A. and GGAL Seguros de Retiro S.A. are established by the National Insurance Superintendency and have been adjusted to those applied by the Group in preparing its consolidated financial statements.
Intercompany transactions, balances and unrealized gains on transactions between Group’s companies were eliminated. See Note 51.
Non-controlling interest in the results and equity of consolidated subsidiaries are shown separately in the consolidated statement of income, consolidated statement of other comprehensive income, consolidated statement of changes in shareholder’s equity and consolidated statement of financial position, respectively.
In accordance with the provisions of IFRS 3 “Business combinations”, the acquisition method is used to account for the acquisition of subsidiaries. The identifiable assets and liabilities acquired, and contingent liabilities assumed in a business combination are measured at their fair values on the acquisition date. The group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.
The consideration transferred in a business combination is measured at the fair value of the assets transferred by the acquirer, the liabilities assumed by the acquirer with the previous owners of the investee, and the equity instruments issued by the acquirer. The transaction costs are recognized as expenses in the periods in which the costs have been incurred and the services have been received, except for the transaction costs incurred to issue equity instruments that are deducted from equity, and the transaction costs incurred to issue debt that are deducted from their carrying amount.
The excess of:
•the consideration transferred,
•the amount of any non-controlling interest in the acquired entity, and
•the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.
1.3.    TRANSACTIONS WITH NON-CONTROLLING INTEREST
The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized within equity attributable to owners of the Group.
1.4.    ASSOCIATES
Associates are entities over which the Group has significant direct or indirect influence, but not control; generally, this implies holding between 20 and 50 percent of the voting rights. Investments in associates are accounted for using the equity method and are initially recognized at cost. The carrying amount of the associates includes the goodwill identified in the acquisition less the accumulated impairment losses, if any. Dividends received from associates reduce the carrying amount of the investment. Other changes subsequent to the acquisition of the Group’s interest in the net assets of an associate are recognized as follows: (i) the Group’s interest in the profits or losses of the associates is accounted under Share of Profit from Associates and Joint Ventures in the consolidated statement of income and (ii) the Group’s interest in other comprehensive income is recognized in the consolidated statement of other comprehensive income and presented separately. However, when the Group’s share in losses in an associate equal or exceeds its interest in it, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate.
Unrealized profits on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates; unrealized losses are also eliminated unless the transaction provides evidence of impairment in the transferred asset.
1.5.    SEGMENT REPORTING
An operating segment is a component of an entity (a) that conducts business activities from which it can earn revenues and incur expenses (including revenues and expenses related to transactions with other components of the same entity); (b) whose operating income is regularly reviewed by the Group´s CODM (chief operating decision maker) to make decisions about the resources to be allocated to the segment and assess its performance; and (c) for which confidential financial information is available.
Segment reporting is presented consistently with the internal reports submitted to the Board of Directors (CODM of the Group), which is responsible for making the Group’s strategic decisions, allocating resources and assessing the performance of the operating segments.
1.6.    FOREIGN CURRENCY TRANSLATION
(a)    Functional Currency and Presentation Currency
The figures included in the consolidated financial statements of the Group´s entities are stated in their functional currency, that is, the currency used in the primary economic environment where it operates. The consolidated financial statements are stated in Argentine pesos (Ps.), which is the Group’s functional and presentation currency.
(b)    Transactions and Balances
The transactions in foreign currency are translated into the functional currency using the exchange rate at the dates of the transactions. Profits and losses in foreign currency resulting from the settlement of these transactions and the translation of monetary assets and liabilities in foreign currency at closing exchange rate, are recognized under “Exchange rate differences on gold and foreign currency” in the statement of income.
Assets and liabilities in foreign currency are measured at the reference exchange rate of the US dollar defined by the Argentine Central Bank at the closing of operations on the last business day of each month.
As of December 31, 2024, and December 31, 2023, balances in U.S. Dollars were translated at the reference exchange rate (Ps.1,032.50 and Ps.808.48, respectively) established by the Argentine Central Bank. Foreign currencies other than the US dollar have been translated into this currency using exchange rates reported by the Argentine Central Bank.
(c)    Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position,
•income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions). Subsequently, the converted balances were adjusted for inflation in order to present them in the measuring unit current at the end of the reporting period, and
•all resulting exchange differences are recognized in other comprehensive income.
When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
1.7.    CASH AND DUE FROM BANKS
The item Cash and Due from Banks, includes cash on hand, demand deposits held with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, which are short-term instruments with maturity less than three months from the origination date.
The assets disclosed under cash and due from banks are accounted for at their amortized cost which approximates its fair value.
1.8.    FINANCIAL INSTRUMENTS
Initial Recognition
The Group recognizes a financial asset or liability in its consolidated financial statements, as appropriate, when it becomes part of the contractual clauses of the financial instrument. Purchases and sales are recognized at the trading date when the Group buys or sells the instruments.
Upon initial recognition, the Group measures financial assets or liabilities at fair value, plus or less, for instruments not recognized at fair value through profit or loss, transaction costs that are directly attributable to the acquisition, such as fees and commissions.
When the fair value of financial assets and liabilities differs from the transaction price on initial recognition, the Group recognizes the difference as follows:
a.    When the fair value is evidenced by a quoted price in an active market for an identical asset or liability or based on a valuation technique that only uses data from observable markets, the difference is recognized as profit or loss.
b.    In all other cases, the difference is deferred and the timing of recognition of deferred day one profit or loss is individually determined. It is either amortized over the life of the instrument until its fair value can be determined using market observable inputs, or realized through settlement.
Financial Assets
a.    Debt Securities
The Group considers as debt securities those instruments considered financial liabilities for the issuer, such as loans, government and private securities, bonds and accounts receivable from customers.
Classification
As established by IFRS 9, the Group classifies financial assets according to how they are subsequently measured: at amortized cost, at fair value through other comprehensive income, or at fair value through profit or loss, based on:
•the Group’s business model to manage financial assets; and
•the characteristics of contractual cash flows of the financial asset.
Business Model
The Business Model refers to the way in which the Group manages a set of financial assets to reach a specific business objective. It represents the way the Group manages its financial instruments to generate cash flows.
Business models that the Group can follow are listed below:
•Hold the instruments to collect its contractual cash flows;
•Hold the instruments in the portfolio to collect contractual cash flows and, in turn, sell them when deemed convenient; or;
•Hold the instruments for trading.
The Group’s Business Model does not depend on the intentions that it may have for an individual instrument. Therefore, this condition is not an instrument-by-instrument classification approach, but it is determined from a higher level of aggregation.
The Group only reclassifies an instrument when, and only when, the business model for managing financial assets is modified. The reclassification is made as of the beginning of the year in which the change occurs. Such change is not expected to be frequent, and changes have not been recorded during this fiscal year.
Characteristics of Contractual Cash Flows
Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Group assesses whether the financial instruments’ cash flows represent solely payments of principal and interest. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial asset shall be classified and measured at fair value through profit or loss.
Based on the foregoing, there are three categories of Financial Assets:
(i)    Financial assets measured at amortized cost:
Financial assets are measured at amortized cost when:
(a)    the financial asset is held within a business model whose objective is to hold financial assets to collect contractual cash flows; and
(b)    the contractual conditions of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the outstanding principal amount.
These financial instruments are initially recognized at fair value plus the incremental and directly attributable transaction costs and are subsequently measured at amortized cost.
The amortized cost of a financial asset is equal to its acquisition cost less its accumulated amortization plus accrued interest (calculated according to the effective interest method), net of any impairment loss.
(ii)    Financial assets at fair value through other comprehensive income:
Financial assets are measured at fair value through other comprehensive income when:
(a)    the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
(b)    the contractual conditions of the financial asset give rise, on specified dates, to cash flows which are solely payments of principal and interest on the outstanding amount.
These instruments are initially recognized at their fair value plus the incremental and directly attributable transaction costs and are subsequently measured at fair value through other comprehensive income. Profits and losses arising from the changes in fair value are included in other comprehensive income within a separate equity component. Impairment losses or reversals, income for interest and exchange profits and losses are recognized through profit or loss. Upon its sale or disposal, the accumulated profit or loss previously recognized through other comprehensive income is reclassified to the statement of income.
(iii)    Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss comprise:
• Instruments held for trading;
•Instruments specifically designated at fair value through profit or loss; and
•Instruments whose contractual terms do not represent cash flows that are solely payments of principal and interest on the outstanding amount.
These financial instruments are initially recognized at fair value and any gain or loss is recognized in the statement of income as they are realized.
The Group classifies a financial instrument as held for trading if it is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or if it is part of a portfolio of financial instruments that are jointly managed and for which there is evidence of short-term earnings, or is a derivative financial instrument not designated as a hedging instrument. Derivative instruments and held-for-trading securities are classified as held for trading and measured at fair value.
b.    Equity Instruments
Equity instruments are instruments that do not contain a contractual obligation to pay cash or any other financial asset and that evidence a residual interest in the issuer’s net assets.
Such instruments are measured at fair value through profit and loss, except where the Group’s management has elected, at initial recognition, to irrevocably designate an equity investment at fair value through other comprehensive income. This option is available when instruments are not held for trading. The gains or losses of these instruments are recognized in other comprehensive income and are not subsequently reclassified to profit or loss, including on disposal. Dividends that result from such instrument will be charged to income when the Group’s right to receive payments is established.
Financial Liabilities
Classification
The Group classifies their financial liabilities at amortized cost, using the effective interest rate method, except for:
•Financial liabilities measured at fair value through profit or loss, including derivative financial instruments.
•Liabilities arising from the transfer of financial assets not complying with the derecognition criteria.
•Financial guarantee contracts.
•Loan commitments at a lower than market rate.
Financial liabilities measured at fair value through profit or loss: the Group may choose to use, at the beginning, the irrevocable option to designate a liability at fair value through profit or loss, if, and only if, in doing so, it reflects a better measurement of financial information because:
• the Group eliminates or significantly reduces measurement or recognition inconsistency which would otherwise be exposed in the valuation;
•if financial assets and liabilities are managed and their performance is assessed on a fair value basis, according to a documented investment or risk management strategy; or
•a host contract contains one or more embedded derivative instruments, and the Group has opted for designating the entire contract at fair value through profit or loss.
Financial guarantee contracts: Financial guarantee contracts are those contracts requiring the issuer to make specific payments to reimburse the holder for the loss incurred when a specific debtor does not comply with its payment obligation on maturity, in accordance with the original or amended terms of a debt instrument.
Financial guarantee contracts are initially measured at fair value, and subsequently measured at the higher of the amount of the loss allowance and the amount initially recognized less, when appropriate, the cumulative amount of income recognized.
Derecognition of Financial Instruments
Financial Assets
A financial asset or, where applicable, a part of a financial asset or a part of a group of similar financial assets, is derecognized when: (i) the rights to receive cash flows from the asset have expired; or (ii) the Group has transferred its rights to receive cash flows from the asset, or has assumed an obligation to pay all of the cash flows received immediately to a third party under a pass-through agreement; and all the risks and rewards of the asset have also been substantially transferred, or, in case all the risks and rewards of the asset had not been substantially transferred or retained, the control of the asset has been transferred.
When the contractual rights of receiving the cash flows generated by the asset have been transferred, or a transfer agreement has been executed, the entity assesses if it has retained, and to what extent, the risks and awards inherent in asset ownership. When substantially all the risks and rewards inherent in asset ownership have not been transferred or retained, nor has control of the asset been transferred, the asset continues to be recognized to the extent of its continued involvement over it.
In this case, the related liability is also recognized. The transferred asset and the related liability are measured in such a way so as to reflect the rights and obligations that the Group had retained.
A continuing involvement that takes the form of a collateral on the transferred asset is measured as the smallest amount between (i) the original carrying amount of the asset, and (ii) the maximum amount of consideration received that would be required to be returned.
Financial Liabilities:
A financial liability is derecognized when the obligation, has been cancelled, or has expired. When an existing financial liability is exchanged by another of the same borrower under significantly different conditions, or the conditions are significantly modified, such exchange or modification is treated as a derecognition of the original liability and a new liability is recognized, the difference between the carrying value of the initial financial liability and the consideration paid is recognized in the Consolidated Statement of Income. When the conditions of the renegotiation are not significantly different or the conditions are not substantially modified, the cash flows of the modified financial liabilities are discounted at the effective interest rate of the original contract.
1.9.    DERIVATIVE FINANCIAL INSTRUMENTS
Derivative Financial instruments, including foreign currency contracts, futures, forward contracts, interest rate swaps, cross currency swaps, interest rate options and foreign currency options are recorder at their fair value.
All derivative financial instruments are recorded as assets when the fair value is positive and as liabilities when the fair value is negative, against the agreed price. The changes in the fair value of derivative financial instruments are recognized in profit or loss.
In these consolidated financial statements, the Group has not applied hedge accounting.
1.10.    REPURCHASE TRANSACTIONS
Reverse Repurchase Transactions
According to the derecognition principles in IFRS 9, these transactions are considered as secured borrowings, since the risk has not been transferred to the counterpart.
Financing granted through reverse repurchase transactions are recorded under “Repurchase Transactions” accounts, classified by counterparty and considering the asset received as collateral.
At the closing of each month, accrued interest receivable is imputed to the “Repurchase Transactions” account with offsetting entry in “Interest Income”.
The underlying assets received for the reverse repurchase transactions will be recorded in Off-Balance Sheet Items. The assets received and sold are derecognized at the end of the repo transaction, and an in-kind liability is recorded to reflect the obligation to deliver the security disposed of.
Repurchase Transactions
Financing received through repurchase transactions are recorded under “Repurchase Transactions” accounts, classified by counterparty and considering the asset pledged as collateral.
In these transactions, when the receiver of the underlying asset obtains the right to sell it or pledge it as collateral, this is reclassified to the “Financial Assets Pledged as Collateral” accounts.
At the closing of each month, accrued interest payable is imputed to the “Repurchase Transactions” account with offsetting entry in “Interest Expenses”.
1.11.    EXPECTED CREDIT LOSS ALLOWANCE
The Group assesses on a forward-looking basis the expected credit loss (“ECL”) associated with its debt instruments assets carried at amortized cost and FVOCI, together with the exposure arising from loan commitments and financial guarantee contracts. The Group recognizes a loss allowance for such losses at each reporting date. The measurement of ECL reflects:
•An unbiased and probability-weighted amount is determined by evaluating a range of possible outcomes,
•The time value of money, and
•Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Note 45 provides more detail of how the expected credit loss allowance is measured.
1.12.    LEASES
1.12.1.    Lease activities of the Group
The Group is the lessee of various properties to be used in its ordinary course of business. Lease contracts are generally made for fixed periods, from 1 to 20 years, but in some cases, there may be price agreements for shorter periods with extension options. Lease terms are individually negotiated and contain a wide range of different terms and conditions.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•variable lease payments based on an index or a rate, initially measured using the index or rate on the initial date;
•amounts expected to be payable by the lessee under residual value guarantees;
•the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease, if it can be determined; or otherwise, the Group’s incremental borrowing rate will be applied, which is the rate that the lessee would have to pay to borrow the necessary funds to obtain an asset of similar value to the right-of- use asset, in a similar economic environment with similar terms, security and conditions.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period, to produce a constant, periodic interest rate on the remaining balance of the liability for each period.
Right-of-use assets are measured at their cost, comprising the following:
•the amount of the initial measurement of the lease liability;
•any lease payment made on or before the initial date, less any lease incentives received;
•any initial direct cost; and
•restoration and dismantling costs.
Right-of-use assets are depreciated over the shorter of the asset useful life and the lease term on a straight-line method.
The Group is exposed to possible future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate become effective, the lease liability is reassessed and adjusted to the right-of-use asset.
Payments related to short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less that do not contain a bargain purchase option. Low-value assets are mainly small physical spaces to place equipment which are owned by the Group.
1.12.2.    Extension and Termination Options
The extension and termination options that are included in several Property, Plant and Equipment leases were considered to determine the term of the lease. These options are used to maximize the operational flexibility in terms of managing the assets used in our operations. Most of the extension and termination options held are exercisable only by the Group and not by the respective lessor.
1.13.    PROPERTY, PLANT AND EQUIPMENT
Assets are measured at their acquisition or construction cost, net of accumulated depreciations and/or accumulated impairment losses, if any. The cost includes the expenses directly attributable to the acquisition or construction of the items.
Property, Plant and Equipment acquired through business combinations were initially valued at the estimated fair value at the acquisition date.
Subsequent costs are included in the value of the asset or are recognized as a separate asset, as appropriate, if and only if they are likely to generate future economic benefits for the Group, and its cost can be reasonably measured. When improvements are made to the asset, the carrying amount of the replaced asset is derecognized, the new asset being amortized for the remaining useful life.
Repair and maintenance costs are recognized in the consolidated statement of income for the year in which they are incurred.
The depreciation of these assets is calculated using the straight-line method to allocate their cost over, their estimated useful lives. If an asset includes significant components with different useful lives, they are recognized and depreciated as separate items.
The residual values of Property, Plant and Equipment, the useful lives and the depreciation methods are reviewed and adjusted if necessary, at the closing date of each fiscal year, or when there is evidence of impairment.
The book value of the Property, Plant and Equipment is immediately reduced to its recoverable amount when it is greater than the estimated recoverable value.
Profits and losses from the sale of Property, Plant and Equipment items are determined by comparing the proceeds from the disposal to the carrying amount of the respective asset and are charged to income.
For certain properties, which are not in use, an impairment was recognized as their carrying amount exceeded the fair value. The determination of the fair values as at 31 October 2024 was performed by external valuers. The external valuers used the ‘direct comparison’ methodology for the calculation of the property valuations. This method of calculating fair value corresponds to Level 3. As at 31 December 2024, the Group has recognized impairment on the value of real estate in the amount of Ps.2,004,137.
1.14.    INTANGIBLE ASSETS
1.14.1.    Licenses
Licenses acquired individually are initially valued at cost, while those acquired through business combinations are recognized at their estimated fair value at the acquisition date.
At the closing date of these consolidated financial statements, intangible assets with a finite useful life are presented net of accumulated depreciation and/or accumulated impairment losses, if any. These assets are subject to impairment tests annually, or when there is evidence of impairment.
The licenses acquired by the Group have been classified as intangible assets with a finite useful life, being amortized on a straight-line basis over the period of the license.
Intangible assets with an indefinite useful life are the assets arising from contracts or other legal rights, that can be renewed without significant cost, and for which, based on an analysis of all relevant factors, there is no foreseeable limit of the period along which the asset is expected to generate net cash flows for the Group. These intangible assets are not amortized, but are subject to impairment tests, annually or when there is evidence of impairment, either individually or at the level of the cash generating unit. The determination of the indefinite useful life is annually reviewed to confirm if it continues being applicable.
1.14.2.    Software
The costs related to software maintenance are recognized as expense when incurred. The development, acquisition and implementation costs that are directly attributable to software design and testing, identifiable and monitored by the Group, are recognized as assets.
The costs incurred in software development, acquisition or implementation, recognized as intangible assets, are amortized by applying the straight-line method over their estimated useful lives.
1.14.3.    Core Deposits
Core deposits intangible was identified as part of the GGAL Holdings S.A. acquisition (Note 15.3). This asset was not recognized in GGAL Holdings S.A.'s financial statements. Fair value was determined using the cost savings method under the income approach. Cost savings were calculated by comparing the cost of existing deposits (including the cost of maintaining them) with the cost of obtaining alternative funds from a mix of diversified funding sources available to market participants. The core deposits intangible asset represents the present value of the cost savings expected to be realized over the deposits' remaining useful life. The valuation of the intangible asset includes assumptions consistent with how a market participant would estimate fair values, such as growth and attrition rates and projected fee and interest income, as well as deposit-related costs and discount rates. Depreciation was based on the terms of the core deposits identified at the acquire.
1.15.    ASSETS HELD FOR SALE
The assets, or group of assets, classified as available for sale in accordance with the provisions of IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations,” are disclosed separately from the rest of the assets.
Non-current assets or disposal groups (including the loss of control over a subsidiary) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. In order for an asset to be classified as held for sale, it must meet the following conditions:
•it must be available for immediate sale in its current condition;
•Management must be committed to a plan to sell the asset and must have initiated an active program to locate a buyer and complete the plan;
•the asset must be actively marketed for sale at a reasonable price in relation to its current fair value;
•the sale is expected to be completed within 12 months from its reclassification date; and
•it is unlikely that the plan will be significantly changed or withdrawn.
The assets, or groups of assets, classified as held for sale in accordance with the provisions of IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, are measured at the lower of their carrying amount and fair value less costs to sell and are restated in accordance with Note 22.
Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale.
1.16.    IMPAIRMENT OF NON-FINANCIAL ASSETS
Assets with indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.
Depreciation and impairment losses are recognized when the carrying amount exceeds their recoverable value. The recoverable value of assets is the greater of the net amount that it would obtain from its sale, or its value in use. For the impairment tests, the assets are grouped at the lowest level where they generate identifiable cash flows (cash generating units). The carrying amount of non-financial assets other than goodwill over which depreciation and impairment have been recorded, are reviewed at each reporting date for verifying possible depreciation and impairment reversals.
For certain properties, which are not in use, an impairment was recognized as their carrying amount exceeded the fair value. The determination of the fair values as at 31 October 2024 was performed by external valuers. The external valuers used the ‘direct comparison’ methodology for the calculation of the property valuations. This method of calculating fair value corresponds to Level 3. As at 31 December 2024, the Group has recognized impairment on the value of real estate in the amount of Ps.17,099,191.
1.17.    TRUST ASSETS
The assets held by the Group in its trustee role are not reported in the consolidated statement of financial position, because the Group is not in control of the trust or the risks and rewards of the underlying assets. Fees received from trust activities are recorded in Fee Income.
1.18.    OFFSETTING
Financial assets and liabilities are offset by reporting the net amount in the Consolidated Statement of Financial Position only when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
1.19.    FINANCING RECEIVED FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS
The amounts owed to other Financial Institutions are recorded at the time the principal is disbursed to the Group. Non-derivative financial liabilities are measured at amortized cost. If the Group repurchases its own debt, it is eliminated from the consolidated financial statements, and the difference between the residual value of the financial liability and the amount paid is recognized as a financial income or expense.
1.20.    PROVISIONS AND CONTINGENCIES
In accordance with IFRS a provision will be recognized when:
a.an Entity has a current obligation (either legal or implicit) as a consequence of a past event;
b.it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and
c.the amount can be reliably estimated.

The Group will be deemed to have a constructive obligation if (a) as a result of past practices or public policies the Group has assumed certain responsibilities; and (b) as a result, it has created expectations that it will comply with those obligations. The Group recognizes the following provisions:
•For labor, civil, and commercial lawsuits: These are determined based on attorneys’ reports on the status of the lawsuits and estimates of the potential for losses the Group may face, as well as past experience with these types of lawsuits.
•For miscellaneous risks: these are established to address contingent situations that could give rise to obligations for the Group. The estimated amounts consider the likelihood of their occurrence, taking into account the opinions of the Group's legal and professional advisors.
•Termination benefits: Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.
The amount recognized as provision must be the best estimate of the disbursement needed to cancel such obligation, at the end of the year being reported.
When the financial effect of the discount is significant, the provision amount should be the present value of the expected disbursements required to settle the obligation using a pre-tax interest rate that reflects current market conditions regarding the time value of money and the risks specific to that obligation. The increase in the provision due to the passage of time would be recognized in the net financial results line of the income statement.
The Group does not account for positive contingencies, except those arising from deferred taxes and those whose realization is virtually certain.
As of the date of issue of these consolidated financial statements, Group Management understands that no elements have been presented that would allow determining the existence of other contingencies that could materialize and generate a negative impact on these consolidated financial statements other than those detailed in Notes 29 and 46.
1.21.    OTHER NON-FINANCIAL LIABILITIES
Non-financial accounts payable are accrued when the counterparty has complied its contractual obligations under the contract, and they are measured at amortized cost.
1.22.    DEBT SECURITIES AND SUBORDINATED DEBT SECURITIES
The Group’s Debt Securities and Subordinated Debt Securities are measured at amortized cost. If the Group purchases its own debt, the obligation in Liabilities related to such debt securities is considered extinguished, and, therefore, it is derecognized. If the Group repurchases its own debt, this is eliminated from the Consolidated Financial Statements, and the difference between the residual value of the financial liability and the amount paid is recognized as a financial income or expense.
1.23.    ASSETS AND LIABILITIES ARISING FROM INSURANCE AND REINSURANCE CONTRACTS
On January 1, 2023, the Group adopted IFRS 17 ‘Insurance Contracts’.
Insurance contracts
Insurance contracts are contracts under which the Group accepts significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specific uncertain future event adversely affects the policyholder. In making this assessment, all material rights and obligations, including those arising from laws or regulations, are considered on a contract-by-contract basis. The Group uses its judgment to assess whether a contract transfers insurance risk (i.e., whether there is a scenario with commercial substance in which the Group has the possibility of a loss on a present value basis) and whether the insurance risk accepted is significant.
Separation of components
Contracts that have a legal form of insurance but do not transfer significant insurance risk and expose the Group to financial risks are classified as investment contracts and follow the accounting for financial instruments under IFRS 9. The Group has assessed whether its contracts accept significant insurance risk from another party by agreeing to compensate the insurance policyholder if an uncertain future event occurs that adversely affects it.
Aggregation level
The grouping of contracts in units of account is made according to the types of products, onerousness and year of underwriting; since they have similar risks, they are managed together and no portfolio of contracts may contain contracts issued more than one year apart.
The Group classifies a portfolio of insurance contracts as onerous or non-onerous based on the expected profitability at the policy or contract level at the time of recognition.
Recognition of insurance and reinsurance contracts
IFRS 17 includes three measurement models, reflecting a different degree of policyholder involvement in the investment performance or overall performance of the insurance entity: the General Measurement Model (GMM, also known as the Building Block Approach (BBA)), the Variable Fee Approach (VFA) and the Premium Allocation Approach (PAA).
Measurement of Insurance and Reinsurance Contracts
Liability for remaining coverage under the GMM/VFA
The liability for remaining coverage (LRC) under the GMM consists of the fulfillment cash flows related to future services and the contractual service margin (CSM). The fulfillment cash flows represent the risk adjusted present value of Group’s rights and obligations to the policyholders, comprising the building blocks of estimates of expected future cash flows, discounting, and an explicit risk adjustment for nonfinancial risk. The CSM represents the unearned profit from in-force contracts that an entity will recognize as it provides services over the coverage period. Each building block is measured separately, both on initial recognition and for subsequent measurement.
Estimated of expected cash flows: comprise the estimation of future cash flows discounted to reflect the time value of money, the financial risk associated, and a risk adjustment for non-financial risk that would represent the compensation required for the uncertainty associated with the amount and timing of the expected cash flows.
The CSM represents the unearned profit and results in no income or expense at initial recognition when the group of contracts is profitable. The CSM is adjusted at each subsequent reporting period for changes in fulfillment cash flows relating to future service (e.g. changes in noneconomic assumptions, including mortality and morbidity rates). For initial recognition of onerous groups of contracts and when groups of contracts become onerous subsequently, losses are recognized in insurance service expense immediately.
For groups of contracts measured using the VFA, changes in the Group’s share of the underlying items, and economic experience and economic assumption changes adjust the CSM, whereas these changes do not adjust the CSM under the GMM, but are recognized in profit or loss as they arise.
The CSM is systematically recognized in insurance revenue to reflect the insurance contract services provided.
Risk adjustment for non financial risk
The risk adjustment for non-financial risk is the compensation the Group requires for bearing the uncertainty about the amount and timing of cash flows arising from insurance risk and other non-financial risks such as lapse risk and expense risk. It measures the degree of variability of expected future cash flows and the Group's specific price for assuming that risk and reflects the Group's degree of risk aversion. The resulting risk adjustment corresponds to a confidence level of 75% .
Discount rate
IFRS 17 requires a measurement of the present value of future cash flows, for which it is necessary to define discount rates that reflect the time value of money. Without precise guidelines, the standard refers to bottom-up and top-down approaches, respectively.
The bottom-up approach is based on a risk-free curve to which an illiquidity premium is added; the top-down approach is based on a measure of return on a linked portfolio of assets, from which the associated credit risk is subtracted.
The Group has defined a methodology for the determination of discount rates, taking into account the general indications of the standard.
For the long term insurance business acquired in 2024 the Group has used the following yield curves to discount the estimate of future cash flows:

Currency	Ps.	US$	Ps, CER
Maturity (years)	12.31.24	12.31.24	12.31.24
1	32.55%	4.50%	7.53%
2	31.16%	4.41%	8.26%
3	29.07%	4.38%	8.10%
4	26.64%	4.36%	7.53%
5	24.78%	4.34%	7.41%
6	22.93%	4.37%	7.28%
7	21.26%	4.37%	7.15%
8	20.10%	4.40%	7.12%
9	19.22%	4.38%	7.12%
10	18.43%	4.39%	7.03%
15	14.74%	4.45%	5.52%
20	12.60%	4.42%	4.46%
25	11.32%	4.30%	3.82%
30	10.47%	4.15%	3.39%
35	9.87%	4.05%	3.08%
40	9.42%	3.98%	2.85%
45	9.07%	3.93%	2.68%
50	8.80%	3.89%	2.53%
For P&C business business the Group has used the following yield curves to discount the estimate of future cash flows:

Currency	Ps.	Ps.
Maturity (years)	12.31.24	12.31.23
1	24.9%	181.4%
2	21.9%	101.7%
3	19.9%	74.7%
4	18.2%	60.3%
5	16.5%	52.3%
10	10.8%	37.4%
Mortality Tables – Life business
The Group derives mortality rates assumptions from the tables that are detailed in this note. An investigation into the Group’s experience is performed, and statistical methods are used to adjust the mortality tables to produce the probability-weighted expected mortality rates in the future over the duration of the insurance contracts.
The mortality assumptions were based on mortality tables CSO2001 and AR2010 for the insurance business acquired in 2024.
For the remaining life business the mortality assumptions were based on mortality tables GAM83.
Simplified Model
The Simplified Model has been applied for contracts of a coverage period of one year or less, or in those contracts with a duration of more than one year, a material valuation other than the General Model is not expected to occur.
Under the simplified approach, the Group assumes that such contracts are not onerous at initial recognition, unless facts and circumstances indicate otherwise. If facts and circumstances indicate that some contracts are onerous, an additional assessment is made to distinguish onerous from non-onerous contracts. For non-onerous contracts, the Group assesses the likelihood of changes in the applicable facts and circumstances in subsequent periods to determine whether the contracts have a significant possibility of becoming onerous.
Under this model, the remaining hedge liability consists of the premiums received (collected), less the insurance acquisition cash flows paid, plus or minus the allocation to income of the premiums or expected acquisition cash flows, respectively. The allocation to income is made on a straight-line basis over the period of coverage of the contract, in the event that the accrual of income is also straight-line. The Group has chosen to defer acquisition costs, although there is an option to recognize such costs as they are incurred.
The Group does not adjust the remaining hedge liability for insurance contracts issued for the effect of the time value of money because the insurance premiums expire within the coverage period of the contracts, which is one year or less.
Groups of contracts measured under the simplified model have an incurred claims liability calculated in a manner similar to that of the General Model. For contracts measured under the simplified method, the incurred claims liability is measured similarly to the measurement under the general model. Future cash flows are adjusted for the time value of money, as certain insurance contracts issued by the Group and measured under the PAA typically have a settlement period longer than one year. In addition, the risk adjustment for non-financial risk is applied to the present value of estimated future cash flows and reflects the compensation the Group requires for bearing the uncertainty about the amount and timing of non-financial risk cash flows as the Group fulfills insurance contracts. The risk adjustment for LIC corresponds to a confidence level in the range of 65% to 67%.
Reinsurance
In general, the Group values reinsurance contracts under the Simplified Model, valuing the asset for remaining coverage of contracts with a coverage period equal to or less than one year, or in those contracts with a duration of more than one year, but which are not expected to result in a valuation significantly different from that of the General Model. This method also includes the asset for claims incurred.
Insurance service results
Insurance revenue reflects the consideration to which the Group expects to be entitled in exchange for the provision of coverage and other insurance contract services. Insurance service expenses comprise claims incurred and other insurance service expenses incurred, and losses on onerous groups of contracts and reversals of such losses.
The Group applies the accounting policy set out in IFRS 17.86 and presents the financial performance of groups of reinsurance contracts held on a net basis in net income (expense) from reinsurance contracts held.
As a general rule, for the presentation of financial income or expense from insurance contracts arising as a result of the effect of the time value of money and the effect of financial risk disclosed in "Other Operating Expenses", the Group does not disaggregate changes in the risk adjustment for non-financial risk between insurance service result and insurance financial income or expense.
The Group includes all insurance financial income or expense for the period in profit or loss.
1.24.    SHAREHOLDERS’ EQUITY
Shareholders’ equity accounts are restated in accordance with Note 1.1.b., except for the item “Capital Stock”, which is carried at face value. The restatement adjustment is included in “Equity Adjustments”.
Ordinary shares are classified in Shareholders’ Equity and remain recorded at their nominal value. When any company forming part of the Group buys Company shares (treasury shares in portfolio), the payment made, including any costs directly attributable to the transaction (net of taxes) is deducted from the Shareholders’ Equity until the shares are canceled or sold.
1.25.    PROFIT RESERVES
According to Art. 70 of the General Companies Act, the Company and its subsidiaries, except Banco Galicia, Banco GGAL S.A. and Naranja Digital Compañía Financiera S.A.U., must transfer to Legal Reserve 5% of the profit for the year, until said reserve reaches 20% of the capital stock plus the balance of the Equity Adjustment account.
Regarding Banco Galicia, Banco GGALS.A. and Naranja Digital Compañía Financiera S.A.U., in accordance with the regulations established by the Argentine Central Bank, it is required to allocate to Legal Reserve 20% of the profits for the year, net of the eventual adjustments of previous fiscal years, if applicable. However, for the allocation of Other Reserves, the Financial Institutions must comply with the Argentine Central Bank provisions of the Amended Text on income distribution detailed in Note 52.
1.26.    DIVIDENDS DISTRIBUTION
The dividends distribution to the Group’s shareholders is recognized as a liability in the consolidated financial statements in the year in which the dividends are approved by the Group’s shareholders.
1.27.    REVENUE RECOGNITION
Financial income and expenses are recorded for all debt instruments according to the effective interest rate method, by which all gains and losses that are an integral part of the effective interest rate of the transaction are deferred.
The income included in the effective interest rate includes disbursements or income related to the creation or acquisition of a financial asset or liability, such as, for example, the preparation and processing of the documents necessary to conclude the transaction and the compensation received by the granting of credit agreements. The Group records all its non-derivative financial liabilities at amortized cost, except those included in the item “Liabilities at Fair Value through Profit or Loss” which are measured at fair value.
Fees received by the Group for the origination of syndicated loans are not part of the effective interest rate of the product and are recognized in the consolidated statement of income at the time the service is provided, to the extent the Group does not retain part of it, or this is maintained in the same conditions as the rest of the participants. Commissions and fees earned by the Group on negotiations in third parties’ transactions are not part of the effective interest rate either, and are recognized at the time the transactions are executed.
IFRS 15 establishes the principles that an entity shall apply to recognize revenue and cash flows from contracts with customers.
The amount that should be recognized will be the amount that reflects the consideration to which the entity expects to be entitled in exchange for the services delivered to customers.
The Group’s income from services is recognized in the statement of income to the extent the performance obligations are complied with, thus deferring those revenues related to customer loyalty programs; a contract liability is recognized based on the fair value of each point and on the basis of the likelihood of redemption, based on past experience. Revenue is recognized when the points are redeemed or when they expire.
Retail product and service fees related to savings and checking account operations are charged monthly, safe deposit box fees are charged quarterly, credit card renewal fees are charged annually, and bond and stock transactions are charged on each transaction.
Additionally, wholesale product fees related to account maintenance and inter-house deposits and withdrawals are charged monthly, and foreign trade transactions are charged on each transaction. These fees are recognized in the income statement in the years in which the services are provided, regardless of when they are received.
Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Inter-house deposist and withhdrawals	Monthly
Foreign Trade Transactions	On each transaction
1.28.    INCOME TAX
The Income tax expense for the year comprises the current and the deferred taxes. Income tax is recognized in the statement of income, except when there are items that must be directly recognized in other comprehensive income. In this case, income tax liability related to such items is also recognized in this Statement.
The current income tax expense is calculated based on the tax laws enacted, or substantially enacted as of the date of the consolidated financial statements in the countries where the Group operates and generates taxable income. The Group periodically assesses the position assumed in tax returns as regards the situations in which tax laws are subject to interpretation. Likewise, when applicable, the Group sets up provisions on the amounts that it expects to be paid to tax authorities.
Deferred income tax is determined by the liability method on the temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax that arises from the initial recognition of an asset or a liability in a transaction not corresponding to a business combination, which at the time of the transaction does not affect neither the profit nor the accounting or taxable loss, is not recorded. Deferred tax is determined using tax rates (and legislation) that have been enacted as of the date of the financial statements and are expected to be applicable when the deferred tax assets are realized, or the deferred tax liabilities are settled.
Deferred tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences might be offset.
The Group recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, unless the following two conditions are met:
(i)    the Group controls the timing on which temporary differences will be reversed, and.
(ii)    such temporary differences are not likely to be reversed in the foreseeable future.
The balances of deferred income tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of the Group or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis.
1.29.    EARNINGS PER SHARE
Basic earnings per share is calculated by dividing the income attributable to parent company’s owners by the weighted average number of ordinary shares outstanding during the financial year.
Diluted earnings per share is calculated by adjusting the figures used in the determination of basic earnings per share assuming the conversion of all dilutive potential ordinary shares.